Derivative Liabilities (Details - Derivative liabilities) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Change due to issuances	$ 2,512,936	$ 5,366,289
Change due to redemptions	(3,548,771)	(10,096,512)
Change in fair value	(1,681,798)	3,223,271
Warrant [Member]
Short-Term Debt [Line Items]
Change due to issuances	1,233,201	1,964,761
Change due to redemptions	(1,015,307)	(7,246,201)
Change in fair value	(291,733)	2,383,091
Convertible Notes [Member]
Short-Term Debt [Line Items]
Change due to issuances	1,279,735	3,401,528
Change due to redemptions	(2,533,464)	(2,850,311)
Change in fair value	$ (1,390,065)	$ 840,180